As filed with the Securities and Exchange Commission on February 10, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30, 2023

Date of reporting period: July 1, 2022– December 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

ACUITAS US MICROCAP FUND
SEMI-ANNUAL REPORT
December 31, 2022
(Unaudited)

TABLE OF CONTENTS
Schedule of Investments 1
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 8
Additional Information 13

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 98.1%
Basic Materials - 2.4%
12,306 AdvanSix, Inc. $ 467,874
67,803 LifeMD, Inc.
(a)
131,538
11,816 Northern Technologies International Corp. 157,271
14,306 Orion Engineered Carbons SA 254,790
2,700 Ryerson Holding Corp. 81,702
1,093,175
Consumer Discretionary - 11.2%
18,020 Alta Equipment Group, Inc. 237,684
2,800 BJ's Restaurants, Inc.
(a)
73,864
56,975 Charles & Colvard, Ltd.
(a)
46,435
18,745 Chicken Soup For The Soul Entertainment,
Inc.
(a)
95,974
17,700 Chico's FAS, Inc.
(a)
87,084
8,300 Denny's Corp.
(a)
76,443
24,205 Duluth Holdings, Inc., Class B
(a)
149,587
19,400 Entravision Communications Corp.,
Class A 93,120
258,675 Fluent, Inc.
(a)
281,956
11,730 Green Brick Partners, Inc.
(a)
284,218
13,245 Guess?, Inc. 274,039
1,700 Hibbett, Inc. 115,974
12,300 Hudson Technologies, Inc.
(a)
124,476
46,422 Interface, Inc. 458,185
8,100 Lindblad Expeditions Holdings, Inc.
(a)
62,370
22,805 Motorcar Parts of America, Inc.
(a)
270,467
14,800 Purple Innovation, Inc.
(a)
70,892
4,600 Shoe Carnival, Inc. 109,986
15,142 Stoneridge, Inc.
(a)
326,462
21,040 The Beauty Health Co.
(a)
191,464
8,791 The Children's Place, Inc.
(a)
320,168
10,360 The Lovesac Co.
(a)
228,024
18,978 The ONE Group Hospitality, Inc.
(a)
119,561
32,943 Tilly's, Inc., Class A
(a)
298,134
2,512 Winmark Corp. 592,405
9,360 Zumiez, Inc.
(a)
203,486
5,192,458
Consumer Staples - 1.5%
26,700 Cronos Group, Inc.
(a)
67,818
276 MGP Ingredients, Inc. 29,361
4,100 The Chefs' Warehouse, Inc.
(a)
136,448
19,978 Village Super Market, Inc., Class A 465,288
698,915
Energy - 5.0%
51,380 Berry Corp. 411,040
8,875 Civitas Resources, Inc. 514,129
43,610 Geospace Technologies Corp.
(a)
184,034
900 Nabors Industries, Ltd.
(a)
139,383
52,105 Newpark Resources, Inc.
(a)
216,236
10,400 NOW, Inc.
(a)
132,080
13,900 Oil States International, Inc.
(a)
103,694
2,900 Ranger Oil Corp. 117,247
5,600 SandRidge Energy, Inc.
(a)
95,368
9,180 Stabilis Solutions, Inc.
(a)
47,552
83,495 VAALCO Energy, Inc. 380,737
2,341,500
Financials - 11.1%
7,150 B Riley Financial, Inc. 244,530
6,100 Central Valley Community Bancorp 129,198
11,600 Customers Bancorp, Inc.
(a)
328,744
11,900 eHealth, Inc.
(a)
57,596
10,500 Enova International, Inc.
(a)
402,885
2,900 First Internet Bancorp 70,412
Shares Security Description Value
Financials - 11.1% (continued)
8,430 First Western Financial, Inc.
(a)
$ 237,304
5,800 Hanmi Financial Corp. 143,550
10,000 Heritage Commerce Corp. 130,000
4,628 Hippo Holdings, Inc.
(a)
62,941
4,650 Horizon Bancorp, Inc. 70,122
2,900 International Money Express, Inc.
(a)
70,673
9,307 James River Group Holdings, Ltd. 194,609
44,925 Medallion Financial Corp. 320,764
2,400 Metropolitan Bank Holding Corp.
(a)
140,808
4,500 Mid Penn Bancorp, Inc. 134,865
12,200 NMI Holdings, Inc., Class A
(a)
254,980
11,580 Northrim BanCorp, Inc. 631,921
10,700 OP Bancorp 119,412
2,700 Peapack-Gladstone Financial Corp. 100,494
1,700 Preferred Bank/Los Angeles CA 126,854
7,515 QCR Holdings, Inc. 373,045
6,235 Regional Management Corp. 175,079
5,235 Texas Capital Bancshares, Inc.
(a)
315,723
4,900 The First of Long Island Corp. 88,200
94,825 United Insurance Holdings Corp.
(a)
100,515
4,180 Veritex Holdings, Inc. 117,374
5,142,598
Health Care - 21.5%
15,691 908 Devices, Inc.
(a)
119,565
38,600 Agenus, Inc.
(a)
92,640
13,805 Akoya Biosciences, Inc.
(a)
132,114
16,200 Aldeyra Therapeutics, Inc.
(a)
112,752
5,600 Altimmune, Inc.
(a)
92,120
6,200 AngioDynamics, Inc.
(a)
85,374
39,900 Assertio Holdings, Inc.
(a)
171,570
2,700 Avanos Medical, Inc.
(a)
73,062
42,320 Avid Bioservices, Inc.
(a)
582,746
26,802 BioLife Solutions, Inc.
(a)
487,796
18,060 Bluebird Bio, Inc.
(a)
124,975
15,700 Butterfly Network, Inc.
(a)
38,622
10,265 Caribou Biosciences, Inc.
(a)
64,464
13,051 Castle Biosciences, Inc.
(a)
307,220
10,900 Catalyst Pharmaceuticals, Inc.
(a)
202,740
3,100 Celldex Therapeutics, Inc.
(a)
138,167
4,800 Chinook Therapeutics, Inc.
(a)
125,760
140,245 ChromaDex Corp.
(a)
235,612
15,800 Concert Pharmaceuticals, Inc.
(a)
92,272
20,200 Cymabay Therapeutics, Inc.
(a)
126,654
16,105 CytoSorbents Corp.
(a)
24,963
9,100 Dynavax Technologies Corp.
(a)
96,824
2,200 Eagle Pharmaceuticals, Inc.
(a)
64,306
28,100 Geron Corp.
(a)
68,002
158,531 Harvard Bioscience, Inc.
(a)
439,131
28,274 Health Catalyst, Inc.
(a)
300,553
2,780 Heska Corp.
(a)
172,805
33,960 iCAD, Inc.
(a)
62,147
38,910 ImmunoGen, Inc.
(a)
192,994
49,002 InfuSystem Holdings, Inc.
(a)
425,337
16,491 Inogen, Inc.
(a)
325,038
2,100 iRadimed Corp. 59,409
2,900 iTeos Therapeutics, Inc.
(a)
56,637
17,605 Kezar Life Sciences, Inc.
(a)
123,939
8,875 Kiniksa Pharmaceuticals, Ltd., Class A
(a)
132,947
25,824 KORU Medical Systems, Inc.
(a)
92,192
28,100 Lexicon Pharmaceuticals, Inc.
(a)
53,671
24,100 MannKind Corp.
(a)
127,007
18,184 MaxCyte, Inc.
(a)
99,285
6,000 Myers Industries, Inc. 133,380

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 21.5% (continued)
5,860 Nature's Sunshine Products, Inc.
(a)
$ 48,755
7,600 Nurix Therapeutics, Inc.
(a)
83,448
9,385 OrthoPediatrics Corp.
(a)
372,866
6,335 Pliant Therapeutics, Inc.
(a)
122,456
3,588 Prothena Corp. PLC
(a)
216,177
5,700 Provention Bio, Inc.
(a)
60,249
2,500 Rhythm Pharmaceuticals, Inc.
(a)
72,800
4,200 Rocket Pharmaceuticals, Inc.
(a)
82,194
17,000 scPharmaceuticals, Inc.
(a)
121,890
17,750 Semler Scientific, Inc.
(a)
585,750
24,241 SI-BONE, Inc.
(a)
329,678
62,750 SIGA Technologies, Inc. 461,840
3,720 Silk Road Medical, Inc.
(a)
196,602
9,544 Stoke Therapeutics, Inc.
(a)
88,091
3,000 TransMedics Group, Inc.
(a)
185,160
6,500 Vanda Pharmaceuticals, Inc.
(a)
48,035
24,100 ViewRay, Inc.
(a)
107,968
7,272 Xenon Pharmaceuticals, Inc.
(a)
286,735
12,255 Zymeworks, Inc.
(a)
96,324
10,023,810
Industrials - 25.3%
37,737 AerSale Corp.
(a)
612,094
9,503 Allied Motion Technologies, Inc. 330,800
9,350 Argan, Inc. 344,828
3,655 Barrett Business Services, Inc. 340,938
1,700 BlueLinx Holdings, Inc.
(a)
120,887
35,830 CECO Environmental Corp.
(a)
418,494
7,332 Chase Corp. 632,458
14,854 CIRCOR International, Inc.
(a)
355,902
18,513 Columbus McKinnon Corp. 601,117
37,463 Computer Task Group, Inc.
(a)
283,220
90,520 Concrete Pumping Holdings, Inc.
(a)
529,542
23,300 Conduent, Inc.
(a)
94,365
900 CRA International, Inc. 110,187
3,200 Cross Country Healthcare, Inc.
(a)
85,024
9,360 Cryoport, Inc.
(a)
162,396
71,770 DHI Group, Inc.
(a)
379,663
1,500 Distribution Solutions, Inc.
(a)
55,290
10,410 Ducommun, Inc.
(a)
520,084
2,400 Franklin Covey Co.
(a)
112,248
2,200 Heidrick & Struggles International, Inc. 61,534
9,834 I3 Verticals, Inc., Class A
(a)
239,360
16,754 IES Holdings, Inc.
(a)
595,940
19,100 Information Services Group, Inc. 87,860
3,700 Insteel Industries, Inc. 101,824
34,220 Luxfer Holdings PLC 469,498
4,400 Napco Security Technologies, Inc.
(a)
120,912
29,200 Nordic American Tankers, Ltd. 89,352
106,186 Orion Energy Systems, Inc.
(a)
193,259
13,100 Primoris Services Corp. 287,414
69,545 Radiant Logistics, Inc.
(a)
353,984
22,932 Ranpak Holdings Corp.
(a)
132,318
13,820 Research Solutions, Inc./CA
(a)
26,673
10,746 ShotSpotter, Inc.
(a)
363,537
20,758 Stagwell, Inc.
(a)
128,907
5,000 Sterling Infrastructure, Inc.
(a)
164,000
1,600 Teekay Tankers, Ltd., Class A
(a)
49,296
8,300 Titan International, Inc.
(a)
127,156
5,000 Titan Machinery, Inc.
(a)
198,650
5,300 Triumph Group, Inc.
(a)
55,756
7,026 UFP Technologies, Inc.
(a)
828,295
2,900 V2X, Inc.
(a)
119,741
8,320 Vishay Precision Group, Inc.
(a)
321,568
Shares Security Description Value
Industrials - 25.3% (continued)
1,700 VSE Corp. $ 79,696
22,653 Wabash National Corp. 511,958
11,798,025
Real Estate - 1.7%
6,500 Alpine Income Property Trust, Inc. REIT 124,020
25,900 Braemar Hotels & Resorts, Inc. REIT 106,449
5,400 BRT Apartments Corp. REIT 106,056
14,030 Plymouth Industrial REIT, Inc. 269,095
7,100 The GEO Group, Inc.
(a)
77,745
20,600 The Necessity Retail REIT, Inc. 122,158
805,523
Technology - 15.8%
8,300 ADTRAN Holdings, Inc. 155,957
10,740 Agilysys, Inc.
(a)
849,964
36,485 American Well Corp., Class A
(a)
103,253
10,500 Amtech Systems, Inc.
(a)
79,800
49,220 AXT, Inc.
(a)
215,584
3,900 Bandwidth, Inc., Class A
(a)
89,505
4,600 Benchmark Electronics, Inc. 122,774
27,300 BM Technologies, Inc.
(a)
142,233
13,500 Cantaloupe, Inc.
(a)
58,725
9,800 Celestica, Inc.
(a)
110,446
9,660 Cerence, Inc.
(a)
179,000
11,380 CEVA, Inc.
(a)
291,100
3,800 CTS Corp. 149,796
120,000 Edgio, Inc.
(a)
135,600
31,226 eGain Corp.
(a)
281,971
12,700 ePlus, Inc.
(a)
562,356
25,279 EverQuote, Inc., Class A
(a)
372,612
18,015 Grid Dynamics Holdings, Inc.
(a)
202,128
10,972 Hurco Cos., Inc. 286,698
11,979 Ichor Holdings, Ltd.
(a)
321,277
6,600 indie Semiconductor, Inc., Class A
(a)
38,478
36,295 Key Tronic Corp.
(a)
157,157
33,913 Magnite, Inc.
(a)
359,139
24,944 MiX Telematics, Ltd., ADR 175,356
40,599 Outbrain, Inc.
(a)
146,968
35,028 Photronics, Inc.
(a)
589,521
1,970 PROS Holdings, Inc.
(a)
47,792
14,073 Radware, Ltd.
(a)
277,942
9,295 Red Violet, Inc.
(a)
213,971
14,119 Solaris Oilfield Infrastructure, Inc., Class A 140,202
14,800 Tactile Systems Technology, Inc.
(a)
169,904
25,000 TrueCar, Inc.
(a)
62,750
13,850 Veeco Instruments, Inc.
(a)
257,333
7,347,292
Telecommunications - 2.0%
24,814 Airgain, Inc.
(a)
161,539
1,100 Clearfield, Inc.
(a)
103,554
2,400 Digi International, Inc.
(a)
87,720
21,500 Harmonic, Inc.
(a)
281,650
3,500 IDT Corp., Class A
(a)
98,595
4,700 NETGEAR, Inc.
(a)
85,117
25,510 TESSCO Technologies, Inc.
(a)
122,958
941,133
Utilities - 0.6%
3,900 Heritage-Crystal Clean, Inc.
(a)
126,672
16,571 Select Energy Services, Inc., Class A 153,116
279,788
Total Common Stock (Cost $44,933,049) 45,664,217

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

See Notes to Financial Statements.
At December 31, 202 2 , the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at unrealized appreciation
(depreciation) at period end.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Money Market Fund - 1.6%
732,047 First American Government Obligations
Fund, Class X, 4.10%
(b)
(Cost $732,047) $ 732,047
Investments, at value - 99.7% (Cost $45,665,096) $ 46,396,264
Other Assets & Liabilities, Net - 0.3% 161,311
Net Assets - 100.0% $ 46,557,575
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2022.
Contracts Description Exp.Date
Notional
Contract
Value Value
Net
Unrealized
Depreciation
5 CME E-mini
Russell 2000
Index Future 03/17/23 $ 450,987 $ 442,725 $(8,262)
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 45,664,217 $ (8,262)
Level 2 - Other Significant
Observable Inputs 732,047 –
Level 3 - Significant
Unobservable Inputs – –
Total $ 46,396,264 $ (8,262)
PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials 2.4%
Consumer Discretionary 11.2%
Consumer Staples 1.5%
Energy 5.1%
Financials 11.1%
Health Care 21.6%
Industrials 25.4%
Real Estate 1.7%
Technology 15.8%
Telecommunications 2.0%
Utilities 0.6%
Money Market Fund 1.6%
100.0%

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $45,665,096) $ 46,396,264
Deposits with broker for futures 213,637
Receivables:
Fund shares sold 52,002
Dividends 17,065
Trustees' fees and expenses 305
Prepaid expenses 12,798
Total Assets
46,692,071
LIABILITIES
Payables:
Investment securities purchased 21,507
Fund shares redeemed 47,366
Accrued Liabilities:
Investment adviser fees 31,062
Fund services fees 13,010
Other expenses 21,551
Total Liabilities
134,496
NET ASSETS
$ 46,557,575
COMPONENTS OF NET ASSETS
Paid-in capital $ 49,510,778
Accumulated loss (2,953,203)
NET ASSETS
$ 46,557,575
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 4,093,998
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $46,557,575) $ 11.37

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2022

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $680) $ 314,879
Total Investment Income
314,879
EXPENSES
Investment adviser fees 316,994
Fund services fees 94,438
Custodian fees 13,975
Registration fees 11,732
Professional fees 22,426
Trustees' fees and expenses 3,219
Other expenses 53,836
Total Expenses 516,620
Fees waived
(136,228)
Net Expenses
380,392
NET INVESTMENT LOSS
(65,513)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments
(467,703)
Futures
(21,837)
Net realized loss
(489,540)
Net change in unrealized appreciation (depreciation) on:
Investments
2,914,077
Futures
28,986
Net change in unrealized appreciation (depreciation)
2,943,063
NET REALIZED AND UNREALIZED GAIN
2,453,523
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 2,388,010

ACUITAS US MICROCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
December 31, 2022
For the Year
Ended
June 30, 2022
OPERATIONS
Net investment loss $ (65,513) $ (232,535)
Net realized gain (loss) (489,540) 5,063,864
Net change in unrealized appreciation (depreciation) 2,943,063 (20,765,059)
Increase (Decrease) in Net Assets Resulting from Operations
2,388,010 (15,933,730)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (2,851,832) (4,606,485)
Total Distributions Paid
(2,851,832) (4,606,485)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 3,594,987 11,116,557
Reinvestment of distributions:
Institutional Shares 2,826,612 4,580,234
Redemption of shares:
Institutional Shares
(6,479,455) (14,495,313)
Redemption fees:
Institutional Shares
1,259 557
Increase (Decrease) in Net Assets from Capital Share Transactions
(56,597) 1,202,035
Decrease in Net Assets
(520,419) (19,338,180)
NET ASSETS
Beginning of Period
47,077,994 66,416,174
End of Period
$ 46,557,575 $ 47,077,994
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 301,954 779,405
Reinvestment of distributions:
Institutional Shares 244,517 320,072
Redemption of shares:
Institutional Shares
(536,222) (980,826)
Increase in Shares
10,249 118,651

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2022
For the Years Ended June 30,
2022 2021 2020 2019 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 11.53 $ 16.75 $ 8.76 $ 10.05 $ 14.17 $ 12.57
INVESTMENT OPERATIONS
Net investment loss (a) (0.02) (0.06) (0.05) (0.05) (0.09) (0.12)
Net realized and unrealized gain
(loss)
0.59 (3.91) 8.04 (1.23) (1.46) 2.19
Total from Investment Operations
0.57 (3.97) 7.99 (1.28) (1.55) 2.07
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.73) (1.25) – (0.01) (2.57) (0.47)
Total Distributions to Shareholders
(0.73) (1.25) – (0.01) (2.57) (0.47)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 11.37 $ 11.53 $ 16.75 $ 8.76 $ 10.05 $ 14.17
TOTAL RETURN
4.82%(c) (25.17)% 91.21% (12.75)% (9.68)% 16.77%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 46,558 $ 47,078 $ 66,416 $ 40,483 $ 77,663 $ 108,339
Ratios to Average Net Assets:
Net investment loss (0.26)%(d) (0.41)% (0.36)% (0.47)% (0.78)% (0.91)%
Net expenses 1.50%(d) 1.50% 1.50% 1.70% 1.70% 1.70%
Gross expenses (e) 2.04%(d) 2.00% 2.08% 2.03% 1.87% 1.80%
PORTFOLIO TURNOVER RATE 28%(c) 61% 78% 74% 108% 48%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

Note 1. Organization
The Acuitas US Microcap Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of December 31, 2022, Investor Shares had not commenced operations. The Fund seeks capital appreciation. The Fund commenced operations on July 18, 2014.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust's Board of Trustees (the "Board") has designated the Adviser, as defined in Note 3, as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2022, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – The Fund may purchase index futures contracts to equitize the Fund’s cash position. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of December 31, 2022, for the Fund, are disclosed in the
Schedule of Investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of
1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.25% of the Fund’s average daily net assets.
The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets managed by the subadviser, is paid by the
Adviser.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC
(doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The
Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the
Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of
Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. Currently, Investor Shares are not offered for sale, therefore the Fund is not currently paying 12b-1 fees.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent
Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses)
of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2023. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the period ended December 31, 2022, the fees waived and/or reimbursed expenses were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of ( i ) the then-current expense cap and
Investment Adviser Fees Waived Other Waivers
Total Fees Waived and Expenses
Reimbursed
$ 125,054 $ 11,174 $ 136,228

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

(ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2022, $779,152 is subject to recapture by the adviser. Other waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended December 31, 2022, totaled $ 13,316,435 and $ 15,146,439 , respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended December 31, 2022 , for futures contracts was
$ 3 , 567 , 197 .
The Fund’s use of derivatives for the period ended December 31, 2022 , was limited to futures contracts.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of December 31, 2022.
Realized and unrealized gains and losses on derivatives contracts for the period ended December 31, 2022 , are recorded by the Fund in the following locations on the Statement of Operations:
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at December 31, 2022.
These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of December 31, 2022, the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation consists of:
Location:
Equity
Contracts
Liability derivatives:
Unrealized depreciation on futures* $ (8,262)
* Balance is included in the deposits with broker for futures on the Statement of Assets and Liabilities.
Location:
Equity
Contracts
Net realized loss on:
Futures $ (21,837)
Total net realized loss $ (21,837)
Net change in unrealized appreciation (depreciation) on:
Futures $ 28,986
Total net change in unrealized appreciation (depreciation) $ 28,986
Gross Asset (Liability)
as Presented in the
Statement of Assets
and Liabilities
Financial
Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Unrealized Depreciation on Futures** $ (8,262) $ - $ 8,262 $ -
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Balance is included in the deposits with broker for futures on the Statement of Assets and Liabilities.
Gross Unrealized Appreciation $ 8,257,277
Gross Unrealized Depreciation (7,526,109)
Net Unrealized Appreciation $ 731,168

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

As of June 30, 2022, distributable earnings (accumulated losses) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to investments in real estate investment trusts, futures, equity return of capital, and wash sales.
For tax purposes, the prior year post-October loss was $1,709,606 for the Fund (realized during the period November 1, 2021 through June 30, 2022). This loss was recognized for tax purposes on the first business day of the Fund’s fiscal year, July 1, 2022.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Other Temporary Differences
$ (721)
Undistributed Long-Term Gain
2,852,012
Capital and Other Losses
(1,709,606)
Unrealized Depreciation
(3,631,066)
Total
$ (2,489,381)

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION
December 31, 2022

Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period
July 1, 2021 through June 30, 2022 in order to prepare a written report to the Board for review at its meeting held on September
16, 2022.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (844) 805-5628 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July
1, 2022 through December 31, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION
December 31, 2022

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
July 1, 2022
Ending
Account Value
December 31, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 1,048.23 $ 7.74 1.50%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,017.64 $ 7.63 1.50%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

220-SAR-1222
FOR MORE INFORMATION
Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
www.acuitasinvestments.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Acuitas US Microcap Fund
P.O. Box 588
Portland, ME 04112
(844) 805-5628
www.acuitasfunds.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	2/10/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	2/10/2023

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	2/10/2023